Subsidiaries (Details)	Dec. 31, 2018
Ardmore Shipping LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Shipholding Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Maritime Services LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Shipping (UK) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Shipping (Bermuda) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Shipping (Asia) Pte Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Shipping (Americas) LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Chartering LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Shipping Services (Ireland) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Pool Holdings LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore MR Pool LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Tanker Trading (Asia) Pte Ltd
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ardmore Trading (USA) LLC
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Hebrides Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Sole Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Biscay Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Blasket Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Brandon Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Dover Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Humber Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Kilkee Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Killary Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Kilmore Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Magee Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Saltee Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Skellig Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Tramore Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Ballycotton Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Wight Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Lundy Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Thames Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Valentia Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Fair Isle Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Malin Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Tyne Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Forties Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Fitzroy Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Bailey Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Forth Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Viking Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Cromarty Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Shannon Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Rockall Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Faroe Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Dogger Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Fisher Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Plymouth Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Portland Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Trafalgar Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%
Fastnet Shipco LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership (%) (in hundredths)	100.00%